Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment
			Average	Average	Based On:
	Summary		Summary	Compensation		Peer Group		Company-
	Compensation	Compensation	Compensation	Actually	Total	Total		Selected
	Table	Actually Paid	Table Total	Paid	Shareholder	Shareholder	Net	Measure:
Year	Total for PEO	for PEO	for Non-PEO NEOs	for Non-PEO NEOs	Return	Return	Income	Revenue
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
FY23	$8,553,084	$6,564,384	$1,845,399	$1,119,341	$141	$192	$364,575,000	$4,718,000,000
FY22	$10,497,190	$4,327,581	$2,672,034	$848,535	$175	$201	$644,513,000	$5,549,000,000
FY21	$11,026,105	$46,128,115	$2,605,642	$7,743,659	$245	$167	$947,257,000	$5,179,000,000

Company Selected Measure Name	U.S. GAAP revenue, on a constant currency basis
Named Executive Officers, Footnote [Text Block]	Bracken Darrell served as the Company’s PEO for fiscal years 2021, 2022 and 2023. The amounts reported in column (a) are the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Darrell.Prakash Arunkundrum, Samantha Harnett, and Nate Olmstead served as the Company’s other NEOs for fiscal years 2021, 2022 and 2023. In addition, Charles Boynton served as an NEO in fiscal year 2023. Amounts reported in column (c) are the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for the Company’s NEOs other than the PEO.
Peer Group Issuers, Footnote [Text Block]	Peer group TSR is calculated by assuming that a $100 investment was made in the Standard & Poor’s 500 Information & Technology Index, an independently prepared index that includes companies in the IT industry, on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 8,553,084	$ 10,497,190	$ 11,026,105
PEO Actually Paid Compensation Amount	$ 6,564,384	4,327,581	46,128,115
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in column (b) are the “compensation actually paid” to Mr. Darrell, as computed in accordance with the PVP Rules, based on Mr. Darrell’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted under the PVP Rules as shown in the table below:

PEO
		FY21	FY22	FY23
	Summary Compensation Table - Total Compensation	$11,026,105	$10,497,190	$8,553,084
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$7,598,281	$7,633,104	$7,500,068
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$13,670,581	$4,589,186	$6,074,799
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$27,169,702	$(3,575,389)	$2,218,627
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,860,008	$449,698	$(2,782,058)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
=	Compensation Actually Paid	$46,128,115	$4,327,581	$6,564,384
	Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718.
Non-PEO NEO Average Total Compensation Amount	$ 1,845,399	2,672,034	2,605,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,119,341	848,535	7,743,659
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in column (d) are the “compensation actually paid” to the NEOs other than the PEO in the indicated fiscal year (as shown in footnote (c) above), as computed in accordance with the PVP Rules, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted under the PVP Rules as shown in the table below (based on the averages for each category):

NEO Average
		FY21	FY22	FY23
	Summary Compensation Table - Total Compensation	$2,605,642	$2,672,034	$1,845,399
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,414,608	$1,550,298	$1,325,038
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,772,831	$977,514	$1,073,235
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$3,406,056	$(809,850)	$(140,940)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$373,738	$(440,865)	$(333,315)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
=	Compensation Actually Paid	$7,743,659	$848,535	$1,119,341
Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
Below is a list of financial performance measures that we believe are the most important financial performance measures that link “compensation actually paid” to our NEOs for fiscal year 2023 to our performance.
•Revenue (constant currency)
•1-Year Non-GAAP Operating Income
•3-Year Weighted Average Revenue Growth (constant currency)
•3-Year Cumulative Non-GAAP Operating Income
•Relative TSR in comparison to the Russell 3000
In addition to these financial metrics, the Company’s executive compensation program is impacted by our performance with respect to ESG goals under the annual cash incentive program. Our ESG goals are included as an element of our annual cash incentive program because they collectively represent ESG criteria that are priorities for the Company. Please see the CD&A for further information regarding these financial performance measures as well as the ESG goals used in our annual cash incentive program.

Total Shareholder Return Amount	$ 141	175	245
Peer Group Total Shareholder Return Amount	192	201	167
Net Income (Loss)	$ 364,575,000	$ 644,513,000	$ 947,257,000
Company Selected Measure Amount	4,718,000,000	5,549,000,000	5,179,000,000
PEO Name	Bracken Darrell
Additional 402(v) Disclosure [Text Block]
As required by pay versus performance Rule 402(v) of Regulation S-K adopted by the SEC in 2022 (“PVP Rules”), we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company. For further information concerning the Company’s pay-for-performance philosophy and how we align executive compensation with our performance, refer to our “Compensation Discussion and Analysis” (or “CD&A”).
In the below pay versus performance table, we provide information about compensation of our principal executive officer (“PEO”) and other named executive officers (“NEOs”) for each of the last three fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned or were paid in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjusted values relating to the fair value of unvested and vested equity awards during the Covered Years determined based on either year-end or vesting date stock prices, various accounting valuation assumptions, and projected performance modifiers. “Compensation actually paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.
The PVP Rules require that we:
–show information about our cumulative TSR, the cumulative TSR of a peer group or index (we have chosen to use the S&P 500 Information & Technology Index), and our U.S. GAAP net income for the Covered Years.
–designate one “company-selected measure” as the financial performance measure that is most important to link pay to performance in fiscal year 2023. For fiscal year 2023, we have selected U.S. GAAP revenue, on a constant currency basis, because, as discussed in our CD&A, revenue, on a constant currency basis, continues to be viewed as a core driver of our performance and stockholder value creation and, accordingly, was utilized as a component in both our bonus program and the fiscal year 2023 performance-based equity awards. Please refer to our CD&A for information on how we calculate revenue in constant currency.
Our TSR is calculated by assuming that a $100 investment was made in our stock on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported Covered Year. The PVP Rules require the disclosure of our U.S. GAAP net income for each year. The dollar amounts reported reflect the amount of net income disclosed in the Company’s audited financial statements for the applicable year.
Relationship Between Pay and Performance
In addition to the tabular disclosure above, the PVP Rules require us to describe the relationship between “compensation actually paid” and the performance measures shown in the pay versus performance table above.
Below are graphs showing the relationship of “compensation actually paid” to our PEO and other NEOs in fiscal years 2021, 2022 and 2023 to (1) our TSR and the Standard & Poor’s 500 Information & Technology Index TSR, (2) our net income, and (3) our revenue (constant currency).
	We believe the “compensation actually paid” in each of the years reported above are primarily reflective of the annual changes in our stock price performance and the performance of our PSUs. For further information concerning the Company’s pay-for-performance philosophy and how we align executive compensation with our performance, as well as the details on the terms of our short-term incentive program and our performance-vesting equity awards refer to our CD&A.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (constant currency)
Non-GAAP Measure Description [Text Block]	As discussed above, we believe that revenue, on a constant currency basis, is the appropriate company-selected measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	1-Year Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Weighted Average Revenue Growth (constant currency)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Cumulative Non-GAAP Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR in comparison to the Russell 3000
PEO [Member] | Grant Date Fair Value of Stock Awards And Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,500,068	$ 7,633,104	$ 7,598,281
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,074,799	4,589,186	13,670,581
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,218,627	(3,575,389)	27,169,702
PEO [Member] | Fair Value at Vesting of Stock Awards And Option Awards Granted That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Stock Awards and Option Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,782,058)	449,698	1,860,008
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards And Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,325,038	1,550,298	1,414,608
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,073,235	977,514	2,772,831
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,940)	(809,850)	3,406,056
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards And Option Awards Granted That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards and Option Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(333,315)	(440,865)	373,738
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0